DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DEBT
DEBT

NOTE 9 – DEBT

On November 9, 2020, the Company entered into a revised Loan and Security Agreement (the “Revised Agreement”), which modified the original Agreement that was entered into on November 1, 2019. The Revised Agreement increased the amount that the Company can request as advances under a revolving line of credit to an aggregate principal amount to $85,000 from $60,000 with a maturity date of May 1, 2023. Each advance is subject to interest on the principal amount at a floating rate equal to the greater of 0.3% below the Prime Rate and 3.7%. The Revised Agreement also included that a $15,000 term loan advance would be granted to the Company upon execution of the Revised Agreement, which, after repayment, may not be reborrowed.

The balance outstanding related to the Revised agreement as of March 31, 2021 was $64,026 with $15,000 of the $64,026 maturing within the next 12 months and as of December 31, 2020 the outstanding balance was $40,025 with $13,500 of the $40,025 maturing in the next 12 months. As of March 31, 2021, and December 31, 2020, the fair value of the debt approximates the book value due to the short time span between initiation and balance sheet date with the outstanding balance classified as Level 3 in the fair value leveling hierarchy as the inputs into the valuation are not observable.

The Revised Agreement is subject to certain reporting and financial covenants of which the Company was in compliance of as of March 31, 2021 and December 31, 2020.

NOTE 8 – DEBT

During 2019, the Company entered into a Loan and Security Agreement (the “Agreement”) with a bank, pursuant to which the Company can request advances under a revolving line of credit in an aggregate principal amount equal to $60,000, which was outstanding as of December 31, 2019. Each Advance under the Agreement shall bear interest on the outstanding principal amount thereof from the date when made, continued or converted until paid in full at either LIBOR plus 1.80% or Prime minus 1.25%. The Agreement is subject to certain reporting and financial covenants of which the Company was in compliance of as of December 31, 2019.

On November 9, 2020, the Company entered into a revised Loan and Security Agreement (the “Revised Agreement”), which modified the original Agreement that was entered into on November 1, 2019. The Revised Agreement increased the amount that the Company can request as advances under a revolving line of credit to an aggregate principal amount to $85,000 from $60,000 with a maturity date of May 1, 2023. Each advance is subject to interest on the principal amount at a floating rate equal to the greater of 0.3% below the Prime Rate and 3.7%. The Revised Agreement also included that a $15,000 term loan advance would be granted to the Company upon execution of the Revised Agreement, which, after repayment, may not be reborrowed.

The balance outstanding related to the Revised agreement as of December 31, 2020 was $40,025 with $13,500 of the $40,025 maturing in the next 12 months. As of December 31, 2020 and 2019, the fair value of the debt approximates the book value due to the short time span between initiation and balance sheet date with the outstanding balance classified as Level 3 in the fair value leveling hierarchy as the inputs into the valuation are not observable.

The Revised Agreement is subject to certain reporting and financial covenants of which the Company was in compliance of as of December 31, 2020.